Description of Business and Segmented Disclosures - Schedule of Assets by Segment (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Reportable Segments [Line Items]
E&E Assets	$ 787		$ 785
PP&E	27,834		28,698	$ 29,596
ROU Assets	1,325	$ 893
Goodwill	2,272		2,272
Total Assets	35,713		35,174
Oil Sands [Member]
Disclosure Of Reportable Segments [Line Items]
E&E Assets	703		639
PP&E	20,924		21,646
ROU Assets	768
Goodwill	2,272		2,272
Total Assets	26,317		25,373
Deep Basin [Member]
Disclosure Of Reportable Segments [Line Items]
E&E Assets	84		146
PP&E	2,433		2,482
ROU Assets	3
Total Assets	2,640		2,742
Refining and Marketing [Member]
Disclosure Of Reportable Segments [Line Items]
PP&E	4,131		4,284
ROU Assets	77
Total Assets	5,688		5,621
Corporate and Eliminations [Member]
Disclosure Of Reportable Segments [Line Items]
PP&E	346		286
ROU Assets	477
Total Assets	$ 1,068		1,424
Discontinued Operations [Member]
Disclosure Of Reportable Segments [Line Items]
Total Assets			$ 14